CALVERT BALANCED FUND

CALVERT BOND FUND

CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT CORE BOND FUND

CALVERT EMERGING MARKETS ADVANCEMENT FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT EQUITY FUND

CALVERT FLOATING-RATE ADVANTAGE FUND

CALVERT FOCUSED VALUE FUND

CALVERT GLOBAL ENERGY SOLUTIONS

CALVERT GLOBAL EQUITY FUND

CALVERT GLOBAL SMALL-CAP EQUITY FUND

CALVERT GLOBAL WATER FUND

CALVERT GREEN BOND FUND

CALVERT GROWTH ALLOCATION FUND

CALVERT HIGH YIELD BOND FUND

CALVERT INCOME FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND

CALVERT MID-CAP FUND

CALVERT MODERATE ALLOCATION FUND

CALVERT MORTGAGE ACCESS FUND

CALVERT SHORT DURATION INCOME FUND

CALVERT SMALL-CAP FUND

CALVERT ULTRA-SHORT DURATION INCOME FUND

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND

Supplement to Statements of Additional Information (“SAIs”) dated February 1, 2025,

as may be supplemented and/or revised from time to time

CALVERT EMERGING MARKETS FOCUSED GROWTH FUND

CALVERT FLEXIBLE BOND FUND

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND

CALVERT SMALL/MID-CAP FUND

CALVERT VP SRI BALANCED PORTFOLIO

CALVERT VP SRI MID CAP PORTFOLIO

CVT EAFE INTERNATIONAL INDEX PORTFOLIO

CVT INVESTMENT GRADE BOND INDEX PORTFOLIO

CVT NASDAQ 100® INDEX PORTFOLIO

CVT RUSSELL 2000® SMALL CAP INDEX PORTFOLIO

CVT S&P 500® INDEX PORTFOLIO

CVT S&P MIDCAP 400® INDEX PORTFOLIO

CVT VOLATILITY MANAGED GROWTH PORTFOLIO

CVT VOLATILITY MANAGED MODERATE PORTFOLIO

CVT VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO

Supplement to SAIs dated May 1, 2025,

as may be supplemented and/or revised from time to time

The following is added to “Investment Advisory Services.” under “Investment Advisory and Administrative Services”:

Registered investment companies advised by Eaton Vance, Boston Management and Research (“BMR”), or CRM, each of which is an indirect wholly-owned subsidiary of Morgan Stanley, are considered to be related companies that are part of the same “group of investment companies” for purposes of investment in and by such companies pursuant to Section 12(d)(1)(G) of the 1940 Act and Rule 12d1-4 under the 1940 Act.

June 23, 2025